Income Taxes	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Income Taxes
7.	Income Taxes

Corporate Income Tax

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Net deferred income tax assets	30,466	27,348
Net deferred income tax liabilities	3,366	3,567

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Net deferred income tax assets:
Customer list and trademark	6,760	8,686
Fixed asset impairment/depreciation due to shortened life of property and equipment	5,597	82
Unamortized past service pension costs	5,098	4,795
Pension and other employee benefits	3,620	3,569
Accumulated provision for doubtful accounts	3,102	2,925
Provision for other assets	2,523	2,798
Unearned revenues	1,778	1,572
Unrealized foreign exchange losses	746	2,735
Accumulated write-down of inventories to net realizable values	669	624
MCIT	607	65
NOLCO	243	231
Derivative financial instruments	(30)	(72)
Others	(247)	(662)
Total deferred income tax assets – net	30,466	27,348
Net deferred income tax liabilities:
Intangible assets and fair value adjustment on assets acquired – net of amortization	2,387	2,597
Unamortized fair value adjustment on fixed assets from business combination	338	409
Unrealized foreign exchange gains	269	273
Investment property	207	279
Undepreciated capitalized interest charges	8	8
Others	157	1
Total deferred income tax liabilities – net	3,366	3,567

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Net deferred income tax assets – balance at beginning of the year	27,348	21,941
Net deferred income tax liabilities – balance at beginning of the year	(3,567)	(3,704)
Net balance at beginning of the year	23,781	18,237
Provision for deferred income tax	2,738	4,134
Movement charged directly to other comprehensive income	507	1,467
Others	74	(57)
Net balance at end of the year	27,100	23,781
Net deferred income tax assets – balance at end of the year	30,466	27,348
Net deferred income tax liabilities – balance at end of the year	(3,366)	(3,567)

The analysis of our consolidated net deferred income tax assets as at December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	26,246	23,664
Deferred income tax assets to be recovered within 12 months	5,602	5,616
	31,848	29,280
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(1,206)	(1,308)
Deferred income tax liabilities to be settled within 12 months	(176)	(624)
	(1,382)	(1,932)
Net deferred income tax assets	30,466	27,348

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	—	—
Deferred income tax assets to be recovered within 12 months	—	—
	—	—
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(3,026)	(3,222)
Deferred income tax liabilities to be settled within 12 months	(340)	(345)
Net deferred income tax liabilities	(3,366)	(3,567)

Provision for (benefit from) income tax for the years ended December 31, 2017, 2016 and 2015 consist of:

	2017	2016	2015
	(in million pesos)
Current	3,841	6,043	9,273
Deferred	(2,738)	(4,134)	(4,710)
	1,103	1,909	4,563

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(in million pesos)
Provision for income tax at the applicable statutory tax rate	4,371	6,621	9,529
Tax effects of:
Nondeductible expenses	784	3,239	1,171
Difference between Optional Standard Deduction, or OSD, and itemized deductions	(22)	(20)	(33)
Income not subject to income tax	(301)	(35)	(168)
Income subject to lower tax rate	(520)	(168)	(104)
Equity share in net earnings of associates and joint ventures	(872)	(354)	(972)
Income subject to final tax	(2,545)	(2,879)	(680)
Net movement in unrecognized deferred income tax assets and other adjustments	208	(4,495)	(4,180)
Actual provision for income tax	1,103	1,909	4,563

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
NOLCO	7,151	7,844
Provisions for other assets	3,801	4,926
Accumulated provision for doubtful accounts	3,122	3,836
Pension and other employee benefits	1,758	93
Unearned revenues	1,320	65
Asset retirement obligation	621	656
Accumulated write-down of inventories to net realizable values	304	234
Derivative financial instruments and others	149	4
MCIT	111	260
Unrealized foreign exchange losses	105	87
Fixed asset impairment	74	818
Investment properties	(460)	—
	18,056	18,823
Unrecognized deferred income tax assets	5,495	5,829

DMPI recognized deferred income tax assets to the extent that it is probable that sufficient taxable income will be available to allow all or part of the deferred income tax assets to be utilized.  Digitel and DMPI’s unrecognized deferred income tax assets amounted to Php2,798 million and Php3,573 million as at December 31, 2017 and 2016, respectively.

Our consolidated deferred income tax assets have been recorded to the extent that such consolidated deferred income tax assets are expected to be utilized against sufficient future taxable profit.  Deferred income tax assets shown in the preceding table were not recognized as we believe that future taxable profit will not be sufficient to realize these deductible temporary differences and carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO in the future.

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2017 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2015	December 31, 2018	88	2,436
December 31, 2016	December 31, 2019	150	1,584
December 31, 2017	December 31, 2020	480	3,941
		718	7,961
Consolidated tax benefits		718	2,388
Consolidated unrecognized deferred income tax assets		(111)	(2,145)
Consolidated recognized deferred income tax assets		607	243

The excess MCIT totaling Php718 million as at December 31, 2017 can be deducted against future RCIT liability.  The excess MCIT that was deducted against RCIT amounted to Php15 million for the year ended December 31, 2017 and nil for the years ended December 31, 2016 and 2015.  The amount of expired portion of excess MCIT amounted to Php72 million, Php232 million and Php91 million for the years ended December 31, 2017, 2016 and 2015, respectively.

NOLCO totaling Php7,961 million as at December 31, 2017 can be claimed as deduction against future taxable income.  The NOLCO claimed as deduction against taxable income amounted to Php4,241 million, Php8,531 million and Php14 million for the years ended December 31, 2017, 2016 and 2015, respectively.  The amount of expired NOLCO amounted to Php354 million, Php571 million and nil for the years ended December 31, 2017, 2016 and 2015, respectively.

Registration with Subic Bay Freeport Enterprise and Clark Special Economic Zone Enterprise

SubicTel is registered with Subic Bay Freeport Enterprise, while ClarkTel is registered with Clark Special Economic Zone Enterprise under Republic Act 7227, or R.A. 7227, otherwise known as the Bases Conversion and Development Act of 1992.  As registrants, SubicTel and ClarkTel are entitled to all the rights, privileges and benefits established thereunder including tax and duty-free importation of capital equipment and a special income tax rate of 5% of gross income, as defined in R.A. 7227.

Our consolidated income derived from non-registered activities with Economic Zone is subject to the RCIT rate at the end of the reporting period.